Other Non-Current Assets (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Non-Current Assets
Long-term rental deposits	¥ 80,362,581	¥ 82,270,359	¥ 67,311,223